Schedule of fair value assumptions of convertible note (Details)	Sep. 30, 2025 $ / shares
Original Note [Member] | Measurement Input Bond Yield [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	31.53
Original Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	3.70
Original Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	0.00
Original Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	0.205
Original Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	69.94
New Note [Member] | Measurement Input Bond Yield [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	31.54
New Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	3.64
New Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	0.00
New Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	0.205
New Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	71.44